Basis Of Presentation	12 Months Ended
Dec. 31, 2015
Basis Of Presentation [Abstract]
Basis Of Presentation

2. Basis of presentation

General

Our Consolidated Financial Statements are presented in accordance with U.S. GAAP.

We consolidate all companies in which we have a direct and indirect legal or effective control and all VIEs for which we are deemed the PB and have control under ASC 810. All intercompany balances and transactions with consolidated subsidiaries have been eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.

Other investments in which we have the ability to exercise significant influence and joint ventures are accounted for under the equity method of accounting.

The Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.

Use of estimates

The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For us, the use of estimates is or could be a significant factor affecting acquisition accounting in a business combination, the reported carrying values of flight equipment, intangibles, investments, trade and notes receivables, deferred income tax assets and accruals and reserves. Management considers information available from professional appraisers, where possible, to support estimates, particularly with respect to flight equipment. Actual results may differ from our estimates under different conditions, sometimes materially.

In the years ended December 31, 2015, 2014 and 2013, we changed our estimates of useful lives and residual values of certain aircraft. The changes in estimates are a result of the current market conditions that have negatively affected the useful lives and residual values for such aircraft. The effect for the years ended December 31, 2015, 2014 and 2013 was to reduce net income by $35.8 million, $4.4 million and $8.0 million, or $0.18 basic earnings per share and $0.17 diluted earnings per share, $0.02 basic and diluted earnings per share, and $0.07 basic and diluted earnings per share, respectively.

Prior period comparative information

Our Consolidated Income Statement for the year ended December 31, 2014 includes a reclassification, as compared to the financial statements contained in our 2014 annual report on Form 20-F, of $48.7 million to reduce lease revenue and leasing expenses. Commencing in the second quarter of 2015, for MR contracts, the release of maintenance rights intangible and accrued maintenance liability at lease termination are presented on a net basis in our Consolidated Income Statement. Previously, these amounts were presented on a gross basis. There were no changes to our Consolidated Balance Sheets, net income or total equity as a result of this reclassification in the period.

Our Consolidated Statement of Cash Flows for the years ended December 31, 2014 and 2013 include a reclassification, as compared to the financial statements contained in our 2014 annual report on Form 20-F, of $17.0 million and $0.6 million, respectively, to reduce investing cash flows related to the collection for finance and sales-type leases and increase net cash provided by operating activities for the interest income received associated with the collections for finance and sales-type leases. There were no changes to our Consolidated Balance Sheets, net income or total equity as a result of this reclassification in the periods.

Out of period adjustment

Our Consolidated Income Statement for the year ended December 31, 2015 includes an out of period adjustment of $16.9 million which decreased net income by $14.4 million, net of tax, or $0.07 basic and diluted earnings per share. This adjustment corrects the capitalized interest on prepayments on flight equipment during the year ended December 31, 2014. Management has determined, after evaluating the quantitative and qualitative aspects of this out of period adjustment, that our current and prior period financial statements taken as a whole are not materially misstated.